Statements of Shareholders' Equity and Other Comprehensive Loss (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Comprehensive Loss
Balances at Dec. 31, 2007	$ 223,695	$ 248,794	$ (16,096)	$ (9,003)
Comprehensive loss:
Net loss	(23,496)		(23,496)		(23,496)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $373 and $2,906 for the year ended 2009 and 2008, respectively				(4,384)	(4,384)
Unrealized gain (loss) on cash flow hedge, net of tax of $2,100, $2,340 and $5,122 for the year ended 2010, 2009 and 2008, respectively				(7,364)	(7,364)
Total Comprehensive loss	(35,244)				(35,244)
Balances at Dec. 31, 2008	188,451	248,794	(39,592)	(20,751)
Comprehensive loss:
Net loss	(18,573)		(18,573)		(18,573)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $373 and $2,906 for the year ended 2009 and 2008, respectively				572	572
Unrealized gain (loss) on cash flow hedge, net of tax of $2,100, $2,340 and $5,122 for the year ended 2010, 2009 and 2008, respectively				3,541	3,541
Total Comprehensive loss	(14,460)				(14,460)
Balances at Dec. 31, 2009	173,991	248,794	(58,165)	(16,638)
Comprehensive loss:
Net loss	(29,111)		(29,111)		(29,111)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $373 and $2,906 for the year ended 2009 and 2008, respectively				(980)	(980)
Unrealized gain (loss) on cash flow hedge, net of tax of $2,100, $2,340 and $5,122 for the year ended 2010, 2009 and 2008, respectively				2,839	2,839
Total Comprehensive loss	(27,252)				(27,252)
Balances at Dec. 31, 2010	$ 146,739	$ 248,794	$ (87,276)	$ (14,779)